CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Controlling Company	Outstanding shares, Capital nominal value		Treasury shares, Capital nominal value [1]	Inflation adjustment	Treasury shares acquisition cost [1]	Contributed Surplus	Legal reserve	Special reserve for IFRS implementation	Voluntary reserve for capital investments	Facultative [2]	Voluntary reserve for future dividends payments	Other comprehensive results	Other deferred	Retained earnings	Equity attributable to non-controlling interest	Total
Balances as of at Jan. 01, 2018		$ 113,477	$ 1,200	[1]		$ 8,832			$ 935	$ 223		$ 20,026		$ (3,946)	$ 32	$ 86,175	$ 1,772	$ 115,249
Incorporation of the Net Equity of the acquiree	[3]	139,568	969	[1]	$ 15	84,339	$ (3,759)		3,809	1,820	$ 6,912		$ 46,943	(662)	(11)	(807)	2,452	142,020
Retained earnings adjustment	[3]	49														49	(44)	5
Merger effect	[3]	267,249	(15)	[1]		(110)		$ 266,701						662	11		1,692	268,941
Call option reserve	[4]	(276)													(276)			(276)
Reserves constitution												3,706	5,614			(9,320)
Dividends		(60,365)											(29,555)			(30,810)		(60,365)
Dividends to non-controlling shareholders	[5]																(381)	(381)
Increase in CV Berazategui shareholding		(501)													(501)		(11)	(512)
Comprehensive income:
Net (loss) income for the year		11,089														11,089	505	11,594
Other comprehensive income (loss)		2,369												2,369			773	3,142
Total comprehensive (loss) / income for the year		13,458												2,369		11,089	1,278	14,736
Balances as of at Dec. 31, 2018		472,659	2,154	[1]	15	93,061	(3,759)	266,701	4,744	2,043	6,912	23,732	23,002	(1,577)	(745)	56,376	6,758	479,417
Reserves constitution									557			30,828	13,193			(44,578)
Dividends		(23,144)											(11,346)			(11,798)		(23,144)
Dividends to non-controlling shareholders	[5]																(356)	(356)
Capital reduction					$ (15)	(1,304)	$ 3,759									(2,440)
Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual valuation allowance	[6]	(154)													(154)			(154)
Increase in Tuves shareholding	[7]	46													46		(128)	(82)
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting held:
Dividends		(25,603)										(2,881)	(22,722)					(25,603)
Adesol dividends		(31)													(31)			(31)
Comprehensive income:
Net (loss) income for the year		(5,985)														(5,985)	692	(5,293)
Other comprehensive income (loss)		(2,453)												(2,453)			(474)	(2,927)
Total comprehensive (loss) / income for the year		(8,438)												(2,453)		(5,985)	218	(8,220)
Balances as of at Dec. 31, 2019		415,335	2,154	[1],[8]		91,757		266,701	5,301	2,043	6,912	51,679	2,127	(4,030)	(884)	(8,425)	6,492	421,827
Retained earnings adjustment											(2,439)	(5,939)				8,378
Reserves constitution								(13,751)			$ (4,473)	13,751	4,473
Dividends to non-controlling shareholders	[5]																(367)	(367)
Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual valuation allowance	[6]	34													34			34
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting held:
Dividends	[9]	(25,713)										(19,113)	$ (6,600)					(25,713)
Comprehensive income:
Net (loss) income for the year		(5,715)														(5,715)	611	(5,104)
Other comprehensive income (loss)		(1,485)												(1,485)			(337)	(1,822)
Total comprehensive (loss) / income for the year		(7,200)												(1,485)		(5,715)	274	(6,926)
Balances as of at Dec. 31, 2020		$ 382,456	$ 2,154	[8]		$ 91,757		$ 252,950	$ 5,301	$ 2,043		$ 40,378		$ (5,515)	$ (850)	$ (5,762)	$ 6,399	$ 388,855

[1]	As of December 31, 2018 and 2019 total shares, were issued and fully paid. As of December 31, 2018, 15,221,373 were treasury shares.
[2]	Corresponds to the Facultative Reserve to maintain the capital investments level and the current level of solvency.
[3]	See Note 3.d.5.
[4]	Call option reserve of non-controlling interest.
[5]	Corresponds to non-controlling shareholders of Núcleo.
[6]	See Note 3.d.1.b).
[7]	See Note 3.d.1.a).
[8]	As of December 31, 2020 total shares, were issued and fully paid.
[9]	See Note 4.b).